Loans and Accounts Receivable From Customers - Schedule of Composition of Loan Portfolio (Detail) - CLP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Allowances for loans losses	$ (937,994)	$ (978,754)
Net carrying amount	25,711,811	23,795,548
Collateral held permitted to be sold or repledged in absence of default by owner of collateral, at fair value	2,401,690	1,946,822
Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	26,607,785	24,743,360	$ 22,617,981
Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	1,044,996	1,196,769	1,088,954
Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	25,562,789	23,546,591	21,529,027
Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(895,974)	(947,812)
Allowances for loan losses [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(146,350)	(256,091)
Allowances for loan losses [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(749,624)	(691,721)
Commercial loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(521,199)	(681,029)	(747,617)
Net carrying amount	15,935,822	14,991,641
Commercial loans [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Net carrying amount	12,368,467	12,066,715
Commercial loans [member] | Foreign trade loans [member]
Disclosure of financial assets [line items]
Net carrying amount	1,658,667	1,140,822
Commercial loans [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Net carrying amount	106,408	64,141
Commercial loans [member] | Factoring transactions [member]
Disclosure of financial assets [line items]
Net carrying amount	342,814	238,407
Commercial loans [member] | Student loans [member]
Disclosure of financial assets [line items]
Net carrying amount	534,008	530,653
Commercial loans [member] | Leasing transactions [member]
Disclosure of financial assets [line items]
Net carrying amount	925,458	929,990
Commercial loans [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Net carrying amount		20,913
Commercial loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	16,457,021	15,672,670	14,808,799
Commercial loans [member] | Gross assets [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	12,798,454	12,664,323
Commercial loans [member] | Gross assets [member] | Foreign trade loans [member]
Disclosure of financial assets [line items]
Financial assets	1,692,494	1,168,577
Commercial loans [member] | Gross assets [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Financial assets	117,197	70,461
Commercial loans [member] | Gross assets [member] | Factoring transactions [member]
Disclosure of financial assets [line items]
Financial assets	350,952	243,667
Commercial loans [member] | Gross assets [member] | Student loans [member]
Disclosure of financial assets [line items]
Financial assets	554,513	554,096
Commercial loans [member] | Gross assets [member] | Leasing transactions [member]
Disclosure of financial assets [line items]
Financial assets	943,411	948,807
Commercial loans [member] | Gross assets [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Financial assets		22,739
Commercial loans [member] | Gross assets [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	1,044,996	1,196,769	1,088,954
Commercial loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	15,412,025	14,475,901	13,719,845
Commercial loans [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(521,199)	(681,029)
Commercial loans [member] | Allowances for loan losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(429,987)	(597,608)
Commercial loans [member] | Allowances for loan losses [member] | Foreign trade loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(33,827)	(27,755)
Commercial loans [member] | Allowances for loan losses [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(10,789)	(6,320)
Commercial loans [member] | Allowances for loan losses [member] | Factoring transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(8,138)	(5,260)
Commercial loans [member] | Allowances for loan losses [member] | Student loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(20,505)	(23,443)
Commercial loans [member] | Allowances for loan losses [member] | Leasing transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(17,953)	(18,817)
Commercial loans [member] | Allowances for loan losses [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Allowances for loans losses		(1,826)
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(146,350)	(256,091)
Commercial loans [member] | Allowances for loan losses [member] | Individually assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(146,350)	(256,091)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(374,849)	(424,938)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(283,637)	(341,517)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Foreign trade loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(33,827)	(27,755)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(10,789)	(6,320)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Factoring transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(8,138)	(5,260)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Student loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(20,505)	(23,443)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Leasing transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(17,953)	(18,817)
Commercial loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Allowances for loans losses		(1,826)
Mortgages loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(100,844)	(77,298)	(73,465)
Net carrying amount	6,929,766	6,167,673
Mortgages loans [member] | Loans with mortgage finance bonds [member]
Disclosure of financial assets [line items]
Net carrying amount	13,106	18,291
Mortgages loans [member] | Endorsable mutual mortgage loans [member]
Disclosure of financial assets [line items]
Net carrying amount	73,801	77,847
Mortgages loans [member] | Other mutual mortgage loans [member]
Disclosure of financial assets [line items]
Net carrying amount	6,531,814	5,713,703
Mortgages loans [member] | Mortgage leasing transactions [member]
Disclosure of financial assets [line items]
Net carrying amount	265,177	301,553
Mortgages loans [member] | Other mortgage loans and receivables [member]
Disclosure of financial assets [line items]
Net carrying amount	45,868	56,279
Mortgages loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	7,030,610	6,244,971
Mortgages loans [member] | Gross assets [member] | Loans with mortgage finance bonds [member]
Disclosure of financial assets [line items]
Financial assets	13,368	18,563
Mortgages loans [member] | Gross assets [member] | Endorsable mutual mortgage loans [member]
Disclosure of financial assets [line items]
Financial assets	75,536	78,637
Mortgages loans [member] | Gross assets [member] | Other mutual mortgage loans [member]
Disclosure of financial assets [line items]
Financial assets	6,620,099	5,777,121
Mortgages loans [member] | Gross assets [member] | Mortgage leasing transactions [member]
Disclosure of financial assets [line items]
Financial assets	274,536	313,167
Mortgages loans [member] | Gross assets [member] | Other mortgage loans and receivables [member]
Disclosure of financial assets [line items]
Financial assets	47,071	57,483
Mortgages loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	7,030,610	6,244,971	5,316,753
Mortgages loans [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(100,844)	(77,298)
Mortgages loans [member] | Allowances for loan losses [member] | Loans with mortgage finance bonds [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(262)	(272)
Mortgages loans [member] | Allowances for loan losses [member] | Endorsable mutual mortgage loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,735)	(790)
Mortgages loans [member] | Allowances for loan losses [member] | Other mutual mortgage loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(88,285)	(63,418)
Mortgages loans [member] | Allowances for loan losses [member] | Mortgage leasing transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(9,359)	(11,614)
Mortgages loans [member] | Allowances for loan losses [member] | Other mortgage loans and receivables [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,203)	(1,204)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(100,844)	(77,298)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Loans with mortgage finance bonds [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(262)	(272)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Endorsable mutual mortgage loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,735)	(790)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mutual mortgage loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(88,285)	(63,418)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Mortgage leasing transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(9,359)	(11,614)
Mortgages loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other mortgage loans and receivables [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(1,203)	(1,204)
Consumer loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(273,931)	(189,485)
Net carrying amount	2,846,223	2,636,234
Consumer loans [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Net carrying amount	32,768	34,516
Consumer loans [member] | Installment consumer loans [member]
Disclosure of financial assets [line items]
Net carrying amount	1,961,911	1,914,901
Consumer loans [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Net carrying amount	130,259	101,365
Consumer loans [member] | Credit card balances [Member]
Disclosure of financial assets [line items]
Net carrying amount	720,660	584,714
Consumer loans [member] | Consumer leasing transactions [member]
Disclosure of financial assets [line items]
Net carrying amount	625	738
Consumer loans [member] | Gross assets [member]
Disclosure of financial assets [line items]
Financial assets	3,120,154	2,825,719
Consumer loans [member] | Gross assets [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Financial assets	36,001	37,167
Consumer loans [member] | Gross assets [member] | Installment consumer loans [member]
Disclosure of financial assets [line items]
Financial assets	2,176,507	2,069,548
Consumer loans [member] | Gross assets [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Financial assets	143,491	109,143
Consumer loans [member] | Gross assets [member] | Credit card balances [Member]
Disclosure of financial assets [line items]
Financial assets	763,486	609,078
Consumer loans [member] | Gross assets [member] | Consumer leasing transactions [member]
Disclosure of financial assets [line items]
Financial assets	669	783
Consumer loans [member] | Gross assets [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Financial assets	3,120,154	2,825,719	$ 2,492,429
Consumer loans [member] | Allowances for loan losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(273,931)	(189,485)
Consumer loans [member] | Allowances for loan losses [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(3,233)	(2,651)
Consumer loans [member] | Allowances for loan losses [member] | Installment consumer loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(214,596)	(154,647)
Consumer loans [member] | Allowances for loan losses [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(13,232)	(7,778)
Consumer loans [member] | Allowances for loan losses [member] | Credit card balances [Member]
Disclosure of financial assets [line items]
Allowances for loans losses	(42,826)	(24,364)
Consumer loans [member] | Allowances for loan losses [member] | Consumer leasing transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(44)	(45)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(273,931)	(189,485)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Other Commercial Loans and Receivables [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(3,233)	(2,651)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Installment consumer loans [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(214,596)	(154,647)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Checking account debtors [member]
Disclosure of financial assets [line items]
Allowances for loans losses	(13,232)	(7,778)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Credit card balances [Member]
Disclosure of financial assets [line items]
Allowances for loans losses	(42,826)	(24,364)
Consumer loans [member] | Allowances for loan losses [member] | Collectively assessed for credit losses [member] | Consumer leasing transactions [member]
Disclosure of financial assets [line items]
Allowances for loans losses	$ (44)	$ (45)